Subsequent Events - Additional Information (Detail) € in Millions, $ in Millions				12 Months Ended
	May 07, 2024	Jan. 16, 2024 EUR (€) € / shares shares	Mar. 28, 2023 shares	Dec. 31, 2023	Mar. 04, 2024 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Issuance of warrants			2,779,188
AstraZeneca [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of share capital				22.00%
Percentage of voting rights				21.00%
Event After Reporting Period [member] | Joint Collaboration and Research Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Milestone received | $					$ 10
Event After Reporting Period [member] | AstraZeneca [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of share capital	44.00%
Percentage of voting rights	30.00%
Event After Reporting Period [member] | European Investment Bank Loan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Drawdown amount of second tranche | €		€ 15
Issuance of warrants		1,460,053
Event After Reporting Period [member] | European Investment Bank Loan [Member] | Tranche B Warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of volume weighted average price per share		99.00%
Share issued price per share | € / shares		2.53
Percentage of warrants represents outstanding share capital		2.00%
Accrued interest rate		7.00%
Warrants mature period		6 years